UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Chapman Capital L.L.C.
Address:  Pacific Corporate Towers
          222 N. Sepulveda Blvd.
          El Segundo, CA  90245


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John K. Matthews
Title:  Controller
Phone:  (310) 662-1900


Signature, Place, and Date of Signing:

     /s/  John K. Matthews     El Segundo, CA     August 11, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     43

Form13F Information Table Value Total:     $218,290 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE




                                TITLE OF              VALUE      SHRS/     SH/  PUT/  INVSTMT  OTHER    VOTING    AUTHORITY
NAME OF ISSUER                   CLASS      CUSIP    (x1,000)   PRN AMT    PRN  CALL  DSCRETN  MGRS      SOLE      SHARED    NONE
ADVANCED MICRO DEVICES          COM         7903107    3,663      150,000  SH   PUT   SOLE     NO        150,000          -     -
ANALOGIC CORP NEW               COM        32657207   10,066      215,955  SH         SOLE     NO        215,955          -     -
APPLIED MICRO CIRCUITS          COM       03822W109   27,120    9,934,012  SH         SOLE     NO      9,934,012          -     -
AT&T INC                        COM       00206R7AX    3,068      110,000  SH   CALL  SOLE     NO        110,000          -     -
AVICI SYSTEMS INC               COM       05367L802      269       46,500  SH         SOLE     NO         46,500          -     -
BIOMET INC                      COM        90613100      216        6,900  SH   CALL  SOLE     NO          6,900          -     -
BIOMET INC                      COM        90613100      235        7,500  SH   CALL  SOLE     NO          7,500          -     -
BISYS GROUP INC                 COM        55472104   20,761    1,515,400  SH         SOLE     NO      1,515,400          -     -
CARREKER CORPORATION            COM       144433109    9,203    1,287,191  SH         SOLE     NO      1,287,191          -     -
CF INDUSTRIES HOLDINGS INC      COM       125269100    1,355       95,000  SH         SOLE     NO         95,000          -     -
CIRCUIT CITY STORES INC         COM       172737108      860       31,600  SH   PUT   SOLE     NO         31,600          -     -
CYTYC CORP                      COM       232946103      761       30,000  SH   PUT   SOLE     NO         30,000          -     -
DARDEN RESTAURANTS INC          COM       237194105    2,857       72,500  SH   PUT   SOLE     NO         72,500          -     -
DIAMOND OFFSHORE DRILLING       COM       25271C6UR    4,197       50,000  SH   PUT   SOLE     NO         50,000          -     -
DST SYSTEMS INC                 COM       233326107   11,900      200,000  SH   PUT   SOLE     NO        200,000          -     -
ECHOSTAR COMMUNICATIONS         COM       278762109    4,474      145,200  SH   PUT   SOLE     NO        145,200          -     -
ECHOSTAR COMMUNICATIONS         COM       278762109    4,622      150,000  SH   PUT   SOLE     NO        150,000          -     -
ESPEED INC                      COM       296643109      465       55,841  SH         SOLE     NO         55,841          -     -
GLENAYRE TECHNOLOGIES INC       COM       377899109    8,682    3,288,596  SH         SOLE     NO      3,288,596          -     -
GLOBALSANTAFE CORP              COM       G3930E101    5,775      100,000  SH   PUT   SOLE     NO        100,000          -     -
H & R BLOCK INC                 COM        93671105    2,625      110,000  SH   CALL  SOLE     NO        110,000          -     -
H J HEINZ CO                    COM       423074103      309        7,500  SH   PUT   SOLE     NO          7,500          -     -
HEWLETT PACKARD CO              COM       428236103      909       28,700  SH   PUT   SOLE     NO         28,700          -     -
HEWLETT PACKARD CO              COM       428236103    1,255       39,600  SH   PUT   SOLE     NO         39,600          -     -
LEADIS TECHNOLOGY INC           COM       52171N103    1,760      318,873  SH         SOLE     NO        318,873          -     -
LONE STAR TECHNOLOGIES INC      COM       542312103    4,046       74,900  SH   PUT   SOLE     NO         74,900          -     -
MAIDENFORM BRANDS INC           COM       560305104      403       32,700  SH         SOLE     NO         32,700          -     -
MCDATA CORP                     COM       580031102      410      111,360  SH         SOLE     NO        111,360          -     -
MCDATA CORP CL A                COM       580031201      714      175,000  SH         SOLE     NO        175,000          -     -
OPTIMAL GROUP INC CL A          COM       68388R208    2,294      169,771  SH         SOLE     NO        169,771          -     -
PC CONNECTION INC               COM       69318J100      415       70,900  SH         SOLE     NO         70,900          -     -
PROQUEST COMPANY                COM       74346P102    2,596      211,223  SH         SOLE     NO        211,223          -     -
PUTNAM PREMIER INCOME           COM       746853100   11,402    1,897,210  SH         SOLE     NO      1,897,210          -     -
RED HAT INC                     COM       756577102    1,963       83,900  SH   PUT   SOLE     NO         83,900          -     -
S1 CORP                         COM       78463B101      281       58,629  SH         SOLE     NO         58,629          -     -
SERVICEMASTER CO (THE)          COM       81760N109    6,270      607,000  SH         SOLE     NO        607,000          -     -
SIRF TECHNOLOGY HOLDINGS        COM       82967H101      274        8,500  SH   PUT   SOLE     NO          8,500          -     -
SIRF TECHNOLOGY HOLDINGS        COM       82967H101    3,199       99,300  SH   PUT   SOLE     NO         99,300          -     -
SUNTERRA CORPORATION            COM       86787D208   16,896    1,650,000  SH         SOLE     NO      1,650,000          -     -
SYMANTEC CORP                   COM       871503108    6,216      400,000  SH         SOLE     NO        400,000          -     -
TBS INTL LTD CL A               COM       G86975151    1,278      203,187  SH         SOLE     NO        203,187          -     -
VITESSE SEMICONDUCTOR           COM       928497106   23,261   16,153,389  SH         SOLE     NO     16,153,389          -     -
WALGREEN CO                     COM       931422109    8,968      200,000  SH   PUT   SOLE     NO        200,000          -     -